RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of restricted cash, cash and cash equivalents

Amounts in US$ ‘000	2021	2020
Restricted cash (non-current)	812	510
Restricted cash (current)	227	995
Cash and cash equivalents	191,924	205,159
Total restricted cash, cash and cash equivalents	192,963	206,664